Document and Entity Information	3 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	BNNY
Entity Registrant Name	Annie's, Inc.
Entity Central Index Key	0001431897
Entity Filer Category	Non-accelerated Filer